Capital and Reserves - Reconciliation of Movement in Total Equity - Summary of Movements of Called Up Share Capital (Details) - Ordinary Shares	12 Months Ended
	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2015 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Allotted and fully paid beginning balance | shares	2,027,019,508	2,026,866,724	2,026,693,029
Changes during the year– share option schemes | shares	213,144	152,784	173,695
Changes during the year– Issue of shares RAI acquisition | shares	429,045,762
Allotted and fully paid ending balance | shares	2,456,278,414	2,027,019,508	2,026,866,724
Allotted and fully paid beginning balance | £	£ 506,750,000	£ 506,710,000	£ 506,670,000
Changes during the year– share option schemes | £	50,000	40,000	40,000
– Issue of shares RAI acquisition | £	107,260,000
Allotted and fully paid ending balance | £	£ 614,060,000	£ 506,750,000	£ 506,710,000